INCOME TAX EXPENSE - DEFERRED TAX (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Included in the statement of financial position as follows:
Deferred tax assets	R 8.0	R 10.0
Deferred tax liabilities	(273.1)	(193.2)
Net deferred tax liabilities	R (265.1)	R (183.2)	R (155.0)